JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
April 23, 2025
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File No. 333-103022 and 811-23117
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 685 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 686 under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed pursuant to Rule 485(a) under the Securities Act to incorporate disclosure changes related to amendments to Rule 2a-7 of the Investment Company Act that were previously supplemented. The Trust requests, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the Commission and its Staff limited to the changes in the sections identified below, because the additional disclosures other than the Rule 2a-7 disclosure changes set forth in this Amendment are “not substantially different” from the disclosures that the Trust previously filed in Post-Effective Amendment No. 675.
Summary Prospectuses
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Risk/Return Summary – JPMorgan Institutional Tax Free Money Market Fund – The Fund’s Main Investment Strategy – Liquidity Fees
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Risk/Return Summary – JPMorgan Prime Money Market Fund – The Fund’s Main Investment Strategy – Liquidity Fees
Statutory Prospectuses
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More About the Funds – Additional Information About the Funds’ Investment Strategies – Institutional Tax Free Money Market Fund – Liquidity Fees
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More About the Funds – Additional Information About the Funds’ Investment Strategies – Prime Money Market Fund – Liquidity Fees
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How Your Account Works – Selling Fund Shares – Liquidity Fees
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What the Terms Mean – Discretionary Liquidity Fees, Mandatory Liquidity Fees
Statement of Additional Information
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Appendix A – Purchases, Redemptions and Exchanges - Redemptions
Please contact Erika Messbarger at erika.k.messbarger@jpmchase.com or (602) 383-1747 if you have any questions.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch
Zachary E. Vonnegut-Gabovitch
Assistant Secretary

APPENDIX A
J.P. Morgan Money Market Funds
JPMorgan Prime Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money Market Fund
JPMorgan Federal Money Market Fund
JPMorgan California Municipal Money Market Fund
JPMorgan New York Municipal Money Market Fund
JPMorgan Tax Free Money Market Fund